Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets amortization expense
2022	¥ 1,300,530
2023	918,258
2024	589,221
2025	337,846
2026	264,088
Thereafter	425,657
Total	¥ 3,835,600	$ 601,889	¥ 2,356,959